CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2019 (Unaudited)

Shares		Value
Common Stock — 97.1%
Consumer Discretionary — 7.4%
Consumer Durables & Apparel — 2.9%
62,820	Mohawk Industries, Inc.[1]	$7,794,077
61,098	PVH Corp.	5,390,677

		13,184,754

Consumer Services — 2.6%
569,293	Houghton Mifflin Harcourt Co.[1]	3,034,331
150,599	ServiceMaster Global Holdings, Inc.[1]	8,418,484

		11,452,815

Retailing — 1.9%
62,363	Expedia Group, Inc.	8,382,211

Total Consumer Discretionary		33,019,780

Consumer Staples — 4.0%
Food, Beverage & Tobacco — 4.0%
352,792	Nomad Foods Ltd.[1]	7,232,236
196,735	TreeHouse Foods, Inc.[1]	10,908,956

Total Consumer Staples		18,141,192

Energy — 5.9%
Energy Equipment & Services — 1.5%
239,504	Apergy Corp.[1]	6,478,583

Oil, Gas & Consumable Fuels — 4.4%
76,537	Diamondback Energy, Inc.	6,881,442
485,238	Equitrans Midstream Corp.	7,060,213
349,587	Parsley Energy, Inc. — Class A	5,873,061

		19,814,716

Total Energy		26,293,299

Financials — 16.6%
Banks — 8.2%
440,290	Associated Banc-Corp.	8,915,872
264,588	BancorpSouth Bank	7,834,451
309,764	BankUnited, Inc.	10,414,266
252,797	Hancock Whitney Corp.	9,680,861

		36,845,450

Diversified Financials — 2.4%
107,942	Nasdaq, Inc.	10,724,038

Insurance — 6.0%
75,443	American Financial Group, Inc.	8,136,527
33,905	Axis Capital Holdings Ltd.	2,262,142
49,822	Hanover Insurance Group, Inc. (The)	6,752,874
127,221	Selective Insurance Group, Inc.	9,565,747

		26,717,290

Total Financials		74,286,778

Health Care — 8.3%
Health Care Equipment & Services — 5.0%
22,516	Cooper Cos, Inc. (The)	6,687,252

Shares		Value
Health Care — (continued)
Health Care Equipment & Services — (continued)
365,717	Envista Holdings Corp.[1]	$10,196,190
38,438	STERIS PLC[2]	5,553,907

		22,437,349

Pharmaceuticals, Biotechnology & Life Sciences — 3.3%
44,179	Bio-Rad Laboratories, Inc. — Class A1	14,700,120

Total Health Care		37,137,469

Industrials — 20.2%
Capital Goods — 13.1%
112,561	AMETEK, Inc.	10,335,351
91,173	Carlisle Cos, Inc.	13,269,318
137,582	Dover Corp.	13,697,664
147,963	SPX FLOW, Inc.[1]	5,838,620
27,956	Teledyne Technologies, Inc.[1]	9,001,553
82,629	Xylem, Inc.	6,578,921

		58,721,427

Commercial & Professional Services — 7.1%
747,605	Clarivate Analytics PLC[1,2]	12,612,096
137,463	IHS Markit Ltd.[1]	9,193,525
162,310	TriNet Group, Inc.[1]	10,094,059

		31,899,680

Total Industrials		90,621,107

Information Technology — 7.8%
Semiconductors & Semiconductor Equipment — 1.9%
92,196	Microchip Technology, Inc.	8,565,931

Software & Services — 3.8%
100,207	CommVault Systems, Inc.[1]	4,480,255
180,796	PTC, Inc.[1]	12,326,671

		16,806,926

Technology Hardware & Equipment — 2.1%
178,744	FLIR Systems, Inc.	9,400,147

Total Information Technology		34,773,004

Materials — 8.2%
Chemicals — 6.5%
314,255	RPM International, Inc.	21,623,887
112,569	W.R. Grace & Co.	7,515,106

		29,138,993

Construction Materials — 1.7%
48,737	Vulcan Materials Co.	7,370,984

Total Materials		36,509,977

Real Estate — 8.4%
Office REIT’s — 5.3%
324,178	Cousins Properties, Inc.	12,185,851
336,189	Equity Commonwealth	11,514,473

		23,700,324

CRM Funds
1

CRM FUNDS

CRM MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS (Concluded)

September 30, 2019 (Unaudited)

Shares		Value
Real Estate — (continued)
Specialized REIT’s — 3.1%
23,870	Equinix, Inc.	$13,768,216

Total Real Estate		37,468,540

Utilities — 10.3%
Gas Utilities — 2.4%
96,360	Atmos Energy Corp.	10,974,441

Multi-Utilities — 5.9%
160,584	Black Hills Corp.	12,321,610
464,326	NiSource, Inc.	13,892,634

		26,214,244

Water Utilities — 2.0%
71,793	American Water Works Co., Inc.	8,918,844

Total Utilities		46,107,529

Total Common Stock (Cost $338,762,490)		434,358,675

Short-Term Investments — 2.8%
6,199,097	Blackrock Liquidity Funds
	TempCash Portfolio — Institutional Series, 1.87%[3]	6,199,097
6,199,098	Federated Treasury Obligations Fund — Institutional Series, 1.83%[3]	6,199,098

Total Short-Term Investments (Cost $12,398,195)		12,398,195

Shares	Value
Total Investments — 99.9% (Cost $351,160,685)	$446,756,870
Other Assets in Excess of Liabilities — 0.1%	662,627

Total Net Assets — 100.0%	$447,419,497

[1]	Non-income producing security.
[2]	PLC — Public Limited Company.
[3]	Rate represents an annualized yield at date of measurement.

CRM Funds
2